American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 29, 2024

International Opportunities - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 6.1%
CAR Group Ltd.	261,071	6,254,640
Lovisa Holdings Ltd.(1)	143,905	3,047,130
Megaport Ltd.(2)	94,928	897,633
NEXTDC Ltd.(2)	604,844	6,963,579
Pro Medicus Ltd.	55,492	3,762,823
Seven Group Holdings Ltd.(1)	166,918	4,189,233
Steadfast Group Ltd.	621,468	2,341,970
		27,457,008
Brazil — 2.4%
Direcional Engenharia SA	559,500	2,665,197
TOTVS SA	358,600	2,235,524
Vivara Participacoes SA	508,300	3,343,608
YDUQS Participacoes SA	589,700	2,415,218
		10,659,547
Canada — 11.4%
Alamos Gold, Inc., Class A	342,201	4,036,870
Aritzia, Inc.(2)	81,819	2,163,714
ATS Corp.(2)	52,233	1,968,239
Boyd Group Services, Inc.	20,308	4,766,091
Brookfield Infrastructure Corp., Class A	114,747	3,806,158
Capstone Copper Corp.(2)	543,527	2,851,499
Cargojet, Inc.(1)	32,158	2,623,774
Celestica, Inc.(2)	95,697	4,069,993
Descartes Systems Group, Inc.(2)	28,274	2,450,629
ERO Copper Corp.(1)(2)	278,839	4,750,218
FirstService Corp.	16,492	2,720,026
Lundin Gold, Inc.	187,774	2,187,457
Nuvei Corp.(1)	147,897	3,910,397
SNC-Lavalin Group, Inc.	103,512	3,498,578
Stantec, Inc.	68,836	5,747,703
		51,551,346
China — 1.4%
Kanzhun Ltd., ADR	171,912	2,690,423
Tongcheng Travel Holdings Ltd.(2)	1,386,400	3,485,341
		6,175,764
Denmark — 0.9%
NKT AS(2)	54,526	4,103,350
France — 4.0%
Alten SA	14,438	2,120,915
Elis SA	340,676	7,781,564
Gaztransport Et Technigaz SA	30,530	4,719,733
VusionGroup(1)(2)	20,466	3,180,468
		17,802,680
Germany — 5.6%
AIXTRON SE	30,370	844,948
CTS Eventim AG & Co. KGaA	48,238	3,798,790
Gerresheimer AG	40,872	4,792,211
HUGO BOSS AG	60,623	4,127,861
KION Group AG	86,870	4,389,193

Redcare Pharmacy NV(2)	28,713	4,343,137
Scout24 SE	42,237	3,071,251
		25,367,391
Greece — 1.2%
National Bank of Greece SA(2)	679,500	5,335,407
Hong Kong — 0.9%
Samsonite International SA(2)	1,180,500	4,117,614
India — 9.6%
Coforge Ltd.	61,870	4,890,828
Finolex Cables Ltd.	156,607	1,736,676
Honasa Consumer Ltd.(2)	426,250	2,136,014
Kalyan Jewellers India Ltd.	1,071,163	5,133,842
KEI Industries Ltd.(2)	125,758	4,860,144
Lemon Tree Hotels Ltd.(2)	527,500	886,455
Max Financial Services Ltd.(2)	303,200	3,538,120
Max Healthcare Institute Ltd.	732,490	7,010,421
Phoenix Mills Ltd.	103,965	3,449,687
Prestige Estates Projects Ltd.	251,880	3,544,974
PVR Inox Ltd.(2)	63,021	1,042,146
Varun Beverages Ltd.	284,616	4,836,876
		43,066,183
Indonesia — 0.5%
Ace Hardware Indonesia Tbk. PT	46,007,600	2,444,974
Ireland — 0.8%
Glanbia PLC	203,512	3,689,720
Israel — 3.8%
Camtek Ltd.(2)	57,944	4,611,763
CyberArk Software Ltd.(2)	26,500	6,989,640
Nova Ltd.(2)	32,951	5,715,351
		17,316,754
Italy — 0.5%
Brembo SpA	176,460	2,184,047
Japan — 21.7%
Amvis Holdings, Inc.	185,100	3,091,978
Asics Corp.	139,000	5,915,581
CyberAgent, Inc.	725,700	5,095,872
FP Partner, Inc.	129,600	6,127,239
GMO Payment Gateway, Inc.	81,700	5,514,289
Hoshizaki Corp.	129,400	4,416,901
Internet Initiative Japan, Inc.	213,400	3,965,920
JINS Holdings, Inc.	95,700	2,631,318
JTOWER, Inc.(1)(2)	45,100	1,458,121
Kansai Paint Co. Ltd.	185,900	2,698,269
Kotobuki Spirits Co. Ltd.	229,500	3,072,110
MatsukiyoCocokara & Co.	117,800	1,953,499
Money Forward, Inc.(2)	123,400	5,481,898
Nissan Chemical Corp.	95,000	3,973,552
Rohto Pharmaceutical Co. Ltd.	137,700	2,800,541
Ryohin Keikaku Co. Ltd.(1)	282,000	4,455,941
Sankyo Co. Ltd.(1)	179,500	2,050,541
Sanrio Co. Ltd.	107,700	6,038,997
Santen Pharmaceutical Co. Ltd.	356,000	3,528,247
TechnoPro Holdings, Inc.	170,600	3,416,641
Tokyo Ohka Kogyo Co. Ltd.	149,400	4,610,537
Tokyo Seimitsu Co. Ltd.	34,500	2,366,723

Toyo Suisan Kaisha Ltd.	40,200	2,333,164
Toyo Tire Corp.	254,400	4,608,955
Visional, Inc.(1)(2)	50,600	2,905,783
WealthNavi, Inc.(2)	207,600	3,096,500
		97,609,117
Mexico — 3.0%
Corp. Inmobiliaria Vesta SAB de CV, ADR	124,950	4,396,991
Gruma SAB de CV, B Shares	119,076	2,121,106
Prologis Property Mexico SA de CV	516,295	2,296,092
Vista Energy SAB de CV, ADR(2)	126,548	4,656,966
		13,471,155
Netherlands — 1.4%
BE Semiconductor Industries NV	14,611	2,646,312
InPost SA(2)	242,319	3,786,285
		6,432,597
Norway — 1.9%
AutoStore Holdings Ltd.(2)	1,560,131	2,498,788
Bakkafrost P	48,643	3,038,691
Seadrill Ltd.(2)	75,186	3,172,849
		8,710,328
Panama — 0.5%
Copa Holdings SA, Class A	23,934	2,332,847
South Africa — 0.7%
Aspen Pharmacare Holdings Ltd.(1)	303,126	3,096,780
South Korea — 2.6%
AfreecaTV Co. Ltd.	9,723	940,701
Dentium Co. Ltd.(2)	9,506	1,029,412
Eugene Technology Co. Ltd.	114,323	3,241,701
Hankook Tire & Technology Co. Ltd.	54,781	2,231,793
JYP Entertainment Corp.(2)	28,989	1,606,706
Kumho Petrochemical Co. Ltd.(2)	24,379	2,707,457
		11,757,770
Spain — 0.5%
Fluidra SA	102,007	2,385,801
Sweden — 2.5%
Fortnox AB	204,958	1,430,137
Saab AB, B Shares	64,715	5,101,715
Sinch AB(1)(2)	1,053,015	2,646,778
Trelleborg AB, B Shares	58,217	2,116,117
		11,294,747
Switzerland — 1.5%
Swissquote Group Holding SA	13,182	3,516,262
Tecan Group AG	7,691	3,004,636
		6,520,898
Taiwan — 5.7%
ASPEED Technology, Inc.	31,000	2,685,002
Gold Circuit Electronics Ltd.	815,000	6,635,674
Lotes Co. Ltd.	113,000	3,666,207
Phison Electronics Corp.	234,000	4,654,398
Poya International Co. Ltd.	96,670	1,503,156
Silergy Corp.	237,000	3,127,238
Wiwynn Corp.	45,000	3,322,252
		25,593,927
United Kingdom — 8.0%
B&M European Value Retail SA	507,794	3,377,473

ConvaTec Group PLC	1,069,659	3,329,133
Darktrace PLC(2)	456,857	2,071,326
Diploma PLC	108,347	4,745,032
Greggs PLC	68,548	2,337,844
Intermediate Capital Group PLC	298,999	7,290,461
Melrose Industries PLC	664,073	5,333,143
Persimmon PLC	109,469	1,886,527
Spectris PLC	52,633	2,326,047
Weir Group PLC	133,949	3,106,929
		35,803,915
United States — 0.6%
TechnipFMC PLC	123,591	2,680,689
TOTAL COMMON STOCKS (Cost $362,262,769)		448,962,356
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF(1) (Cost $49,514)	1,803	61,897
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,732	2,732
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,214,759	8,214,759
		8,217,491
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.875%, 9/30/29 - 2/15/53, valued at $78,295), in a joint trading account at 5.27%, dated 2/29/24, due 3/1/24 (Delivery value $76,324)		76,313
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875%, 9/30/26, valued at $869,066), at 5.28%, dated 2/29/24, due 3/1/24 (Delivery value $852,125)		852,000
		928,313
TOTAL SHORT-TERM INVESTMENTS (Cost $9,145,804)		9,145,804
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $371,458,087)		458,170,057
OTHER ASSETS AND LIABILITIES — (1.7)%		(7,629,953)
TOTAL NET ASSETS — 100.0%		$450,540,104

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.3%
Industrials	19.5%
Consumer Discretionary	16.2%
Financials	9.0%
Health Care	7.3%
Consumer Staples	6.7%
Communication Services	6.6%
Materials	6.2%
Real Estate	3.6%
Energy	3.4%
Utilities	0.9%
Exchange-Traded Funds	0.0%
Short-Term Investments	2.0%
Other Assets and Liabilities	(1.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $21,219,210. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,977,142, which includes securities collateral of $15,762,383.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$14,506,574	$37,044,772	—
China	2,690,423	3,485,341	—
Israel	17,316,754	—	—
Mexico	9,053,957	4,417,198	—
Norway	3,172,849	5,537,479	—
Panama	2,332,847	—	—
United States	2,680,689	—	—
Other Countries	—	346,723,473	—
Exchange-Traded Funds	61,897	—	—
Short-Term Investments	8,217,491	928,313	—
	$60,033,481	$398,136,576	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.